Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Nov. 30, 2021		$ 216	$ 24,784	$ (5,000)	$ 20,000
Balance, shares at Nov. 30, 2021		2,156,250
Issuance of Shares at Initial Public Offering	$ 863		86,249,137		86,250,000
Issuance of Shares at Initial Public Offering, shares	8,625,000
Deferred underwriting compensation			(3,018,750)		(3,018,750)
Sale of Private Placement Units	$ 47		4,737,453		4,737,500
Sale of Private Placement Units, shares	473,750
Underwriter’s fees and other issuance costs			(2,200,348)		(2,200,348)
Remeasurement of Class A common stock to redemption value	$ (863)		(87,111,637)		(87,112,500)
Remeasurement of Class A common stock to redemption value, shares	(8,625,000)
Class A Common Stock Measurement Adjustment			1,319,361	(1,319,361)
Remeasurement of Class A common stock subject to possible redemption to redemption amount				(821,712)	(821,712)
Net income				113,541	113,541
Balance at Nov. 30, 2022	$ 47	$ 216		(2,032,532)	(2,032,269)
Balance, shares at Nov. 30, 2022	473,750	2,156,250
Remeasurement of Class A common stock subject to possible redemption to redemption amount				(668,842)	(668,842)
Additional amount deposited into trust for loan extension				(205,305)	(205,305)
Net income				548,873	548,873
Balance at Nov. 30, 2023	$ 47	$ 216		$ (2,357,806)	$ (2,357,543)
Balance, shares at Nov. 30, 2023	473,750	2,156,250